Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 01, 2018	Jan. 01, 2018	Jan. 01, 2017	Jun. 16, 2016	Dec. 03, 2014	Oct. 31, 2014	Jul. 31, 2012	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to outstanding options										$ 2,300	$ 1,400
Intrinsic value of options exercised										$ 0	8
Weighted average grant date fair value of vested options								$ 1.82		$ 0.76
Weighted average grant date fair value of options outstanding								$ 1.82		$ 0.52
Stock-based compensation expense								$ 107	$ 403	$ 1,625	$ 1,573
Stock options granted										4,311,090
Stock options reduced exercise price	$ 0.568
Stock options exercise price, lower range										$ 0.75628
Stock options exercise price, upper range										$ 9.97
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, recognition period										2 years 6 months	1 year 8 months 12 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to restricted stock awards												$ 1
Stock-based compensation expense											$ 1
Stock Option Repricing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options reduced exercise price	$ 0.568
2012 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance													609,389
Stock options vesting period							3 years
Term of stock options granted							10 years
2012 Equity Incentive Plan [Member] | First Anniversary of Original Vesting Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage							25.00%
2013 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period						3 years
Term of stock options granted						10 years
2013 Equity Incentive Plan [Member] | EIP Amendment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in authorized shares of common stock amount		982,841	825,904	300,000
Increase in authorized shares, percentage of common stock outstanding						4.00%
2013 Equity Incentive Plan [Member] | First Anniversary of Original Vesting Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting percentage						25.00%
2013 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance					103,665
Increase in authorized shares of common stock amount		51,832	206,476		51,832
Increase in authorized shares, percentage of common stock outstanding					1.00%
2013 Equity Incentive Plan and 2012 Equity Incentive Plan [Member] | Stock Option Repricing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	3,807,779
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted								0